Operating Lease Assets	12 Months Ended
Dec. 31, 2020
Disclosure of Operating Lease Assets [Abstract]
Operating lease assets

8. Operating lease assets

The facilities of the Company are leased under various operating lease agreements for periods ending no later than 2023. The Company also has the option to extend the term of certain facility lease agreements and these are included in the calculation of right-of-use assets.

Under ASC 842, as a practical expedient, the Company has elected to only recognize on the balance sheet all leases with durations greater than 12 months, including non-cancellable operating leases. The aggregated present value of lease agreements is recorded as a long-term operating lease asset. The corresponding lease liabilities are split between current and long-term lease liabilities.

Upon implementation of ASC 842, effective January 1, 2019, the Company recorded right-of-use assets obtained in exchange for lease obligations of $512 on our opening balance sheet. All of our leases qualify as operating leases. The following table summarizes the presentation in our consolidated balance sheets of our operating lease assets:

	As of December 31,
Balance sheet location (in $1,000’s)	2020	2019
Assets:
Operating lease assets	$331	$400

Liabilities:
Current operating lease liabilities	$109	$86
Non-current operating lease liabilities	267	341
	$376	$427

Future minimum lease payments under non-cancellable operating leases as of December 31, 2020, are as follows:

	December 31,
	2020	2019
Short-term lease liabilities	$109	$86
Long-term lease liabilities	267	341
Net present value of future minimum lease payments	$376	$427
Weighted average of remaining operating lease term (years)	3	4
Weighted average of operating lease discount rate	10%	10%

Future minimum lease payments under non-cancellable operating leases as at December 31, 2020, are as follows:

2021	$141
2022	146
2023	151
438
Imputed interest	(62)
Total	$376

Operating lease costs for the Company’s premises and virtual offices for the years ended December 31, 2020 and 2019 were $27 and $38 respectively.